U.S. Bancorp Fund Services LLC
615 East Michigan Street
Milwaukee, WI  53202

December 13, 2013

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Perritt Funds, Inc. (the “Company”) File Nos.: 333-114371 and 811-21556

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Perritt Funds, Inc. is Post-Effective Amendment No. 15 to the Company’s Registration Statement on Form N-1A (the “Amendment”).  The purpose of the Amendment is to add one new series to the Company – the Perritt Low Priced Stock Fund (the “Fund”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Company anticipates that this filing shall become effective on February 28, 2014.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

If you have any additional questions or require further information, please contact Peter Fetzer at (414) 297-5596 or me at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz

For U.S. Bancorp Fund Services, LLC

cc:           Lynn E. Burmeister, Perritt Capital Management, Inc.
Peter Fetzer, Foley & Lardner LLP